Business combinations - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 23, 2017	Jan. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Business Acquisition [Line Items]
Consideration transferred, net of cash acquired							$ 0	$ 0	$ 6,213
Goodwill recognized		$ 3,513	$ 2,236		$ 2,236		2,392	2,380	3,513	$ 836
Revenue			170	$ 156	494	$ 647	743	57,088	16,104
Gain contributed to the Group's total comprehensive loss			$ (15,276)	$ (7,938)	$ (26,121)	$ (13,713)	$ (28,933)	$ 9,478	(27,667)
Discuva Limited
Business Acquisition [Line Items]
Percentage of share capital acquired	100.00%
Consideration transferred, cash	$ 8,149
Consideration transferred, net of cash acquired	6,400
Consideration transferred, shares issued	$ 6,690
Share price (in dollars per share)	$ 11.41
Number of shares issued (in shares)	586,854
Goodwill recognized	$ 2,427
Assumed contingent liabilities	1,961
Gross contractual amount for trade and other receivables	1,500
Revenue		$ 400
Percentage of Group's revenue		2.60%
Gain contributed to the Group's total comprehensive loss		$ 30
Acquisition related costs									$ 500
Discuva Limited | Software licenses | Discuva platform acquired
Business Acquisition [Line Items]
Identifiable intangible assets recognized	$ 14,275